EQUITY - Dividend policy (Details) - $ / shares		1 Months Ended
	Aug. 14, 2024	Dec. 18, 2025	Oct. 23, 2025	Jan. 31, 2025	Oct. 25, 2024	May 30, 2024	May 23, 2024	Jan. 25, 2024	Oct. 26, 2023	Aug. 25, 2023	May 26, 2023	May 09, 2023	Jan. 27, 2023
Series A
EQUITY
Interim dividend per share	$ 32	$ 20	$ 35	$ 141	$ 32			$ 32	$ 29	$ 29			$ 29
Final dividend per share						$ 30	$ 32				$ 50	$ 29
Series B
EQUITY
Interim dividend per share	$ 35.2	$ 22	$ 38.5	$ 155.1	$ 35.2			$ 35.2	$ 31.9	$ 31.9			$ 31.9
Final dividend per share						$ 33	$ 35.2				$ 55	$ 31.9